Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net (Loss)/Income	$ (152,332)	$ (66,097)	$ (91,015)	$ (120,116)	$ (182,678)
Adjustments to reconcile net loss to net cash flows (used in) provided by operating activities:
Depreciation and amortization	17,311	32,846	40,041	60,359	81,508
Stock compensation expense	811	1,047	1,329	2,275	2,761
Unrealized loss on investments, net	53	6,073	6,145	(5,408)	13,715
Realized gain on investments	0	(6,454)	(8,032)
Deferred income taxes	(7,597)	(355)	(242)	(9,304)	(52,221)
Write Off Warrant Liability	(25,125)	0
Amortization of deferred credits	(4,126)	(798)	(1,067)	1,535	(852)
Amortization of debt discount and issuance costs and accretion of interest into long-term debt	4,163	6,243	8,334	6,324	9,681
Asset impairment	111,786	50,923	73,709	54,343	171,824
Loss/(Gain) on sale of assets	54,397	150	682	(7,162)	(4,723)
(Gain) on extinguishment of debt	0	(2,954)	(2,954)	1,505	397
(Gain) on debt forgiveness	(4,500)	(10,500)	(10,500)
Other	6,051	3,187	4,277	2,236	867
Changes in assets and liabilities:
Receivables	(7,869)	2,300	2,990	(4,275)	(811)
Expendable parts and supplies	(5,977)	(1,407)	(1,334)	(2,530)	(2,882)
Prepaid expenses and other operating assets and liabilities	1,206	4,006	4,126	(769)	(679)
Accounts payable	(21,964)	6,055	13,742	496	(2,772)
Deferred revenue	3,680	(8,302)	(11,068)	(3,020)	(10,432)
Deferred heavy maintenance	0	(1,637)	(1,637)	(1,382)	(8,066)
Accrued expenses and other liabilities	(13,311)	5,771	7,281	(3,938)	(3,175)
Operating lease right-of-use assets and liabilities	(3)	(501)	(563)	4,740	1,900
Net cash (used in) provided by operating activities	(43,346)	19,596	34,244	(24,091)	13,362
Cash flows from investing activities:
Capital expenditures	(5,411)	(16,908)	(20,313)	(36,641)	(40,814)
Proceeds from (purchases of) investments in equity securities, net			9,617		(200)
Proceeds from sale of aircraft and engines	198,973	127,136	158,334	178,644	50,000
Proceeds from sale of investments in equity securities	0	2,729
Investment transaction costs	0	(380)	(380)
Receipt (payment) of equipment and other deposits			1,530	282	(7,621)
Refund of equipment and other deposits	100	341
Net cash provided by investing activities	193,662	112,918	148,788	142,285	1,365
Cash flows from financing activities:
Proceeds from long-term debt	0	86,855	86,855	60,878	39,811
Principal payments on long-term debt and finance leases	(123,422)	(235,156)	(286,299)	(203,029)	(114,910)
Payments of debt and warrant issuance costs				(917)	(2,414)
Proceeds from issuance of common stock under ESPP			30	284	399
Debt prepayment costs	0	(922)	(922)
Proceeds from issuance of ESPP	0	48
Payment of tax withholding for RSUs	(4)	(126)	(138)	(363)	(455)
Net cash used in financing activities	(123,426)	(149,301)	(200,474)	(143,147)	(77,569)
Net change in cash, cash equivalents and restricted cash	26,890	(16,787)	(17,442)	(24,953)	(62,842)
Cash, cash equivalents and restricted cash at beginning of period	18,630	36,072	36,072	61,025	123,867
Cash, cash equivalents and restricted cash at end of period	45,520	19,285	18,630	36,072	61,025
Supplemental cash flow information
Cash paid for interest	11,155	23,344	31,492	38,410	24,895
Cash paid for income taxes , net				419	487
Operating lease payments in operating cash flows	2,109	3,738	4,585	9,476	36,262
Supplemental non-cash operating activities
Right-of-use assets obtained in exchange for lease liabilities	2,936	419	419	2,919	6,286
Supplemental non-cash financing activities
Principal payments in exchange for transfer of aircraft	73,362	0
Finance lease obtained in exchange for lease liability				65,481
Principal payments in exchange for transfer of equity investment	0	12,610	12,610
Principal forgiven	$ 4,500	$ 10,500	$ 10,500
Acquisition of finance leases					15,122
Investments in warrants to purchase common stock					3,260
Accrued capital expenditures				$ 196	$ 1,121